American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2060 Portfolio
October 31, 2021

One Choice Blend+ 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.8%
Avantis U.S. Equity Fund G Class	5,271	80,439
Avantis U.S. Small Cap Value Fund G Class	451	7,147
Focused Dynamic Growth Fund G Class	811	53,157
NT Focused Large Cap Value Fund G Class	3,931	52,789
NT Heritage Fund G Class	705	12,801
NT Mid Cap Value Fund G Class	833	12,653
Small Cap Growth Fund G Class	244	7,198
		226,184
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	756	9,761
Avantis International Equity Fund G Class	2,332	29,273
Focused International Growth Fund G Class	762	16,462
Non-U.S. Intrinsic Value Fund G Class	1,555	16,378
NT Emerging Markets Fund G Class	986	14,595
NT Global Real Estate Fund G Class	720	9,824
NT International Small-Mid Cap Fund G Class	411	6,730
		103,023
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	1,984	19,720
Inflation-Adjusted Bond Fund G Class	138	1,810
NT High Income Fund G Class	502	5,014
		26,544
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	259	2,709
Global Bond Fund G Class	695	7,287
		9,996
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $345,735)		365,747
OTHER ASSETS AND LIABILITIES†		25
TOTAL NET ASSETS — 100.0%		$365,772

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$75	$11	$9	$3	$80	5	—	$1
Avantis U.S. Small Cap Value Fund	7	1	1	—	7	—	—	—
Focused Dynamic Growth Fund	49	7	6	3	53	1	—	—
NT Focused Large Cap Value Fund	49	9	7	2	53	4	—	—
NT Heritage Fund	12	2	1	—	13	1	—	—
NT Mid Cap Value Fund	12	2	1	—	13	1	—	—
Small Cap Growth Fund	7	1	1	—	7	—	—	—
Avantis Emerging Markets Equity Fund	9	2	1	—	10	1	—	—
Avantis International Equity Fund	27	4	3	1	29	2	—	—
Focused International Growth Fund	15	3	2	—	16	1	—	—
Non-U.S. Intrinsic Value Fund	15	2	2	1	16	2	—	—
NT Emerging Markets Fund	14	2	1	—	15	1	—	—
NT Global Real Estate Fund	9	2	1	—	10	1	—	—
NT International Small-Mid Cap Fund	6	1	—	—	7	—	—	—
Avantis Core Fixed Income Fund	18	4	2	—	20	2	—	—
Inflation-Adjusted Bond Fund	2	—	—	—	2	—	—	—
NT High Income Fund	5	—	—	—	5	1	—	—
Emerging Markets Debt Fund	3	—	—	—	3	—	—	—
Global Bond Fund	7	1	1	—	7	1	—	—
	$341	$54	$39	$10	$366	24	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.